Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Restricted cash	$ 10.5	$ 11.1
Non-current restricted cash	$ 8.0	7.8	$ 0.0	$ 0.0
$350 million Convertible Bonds
Liabilities
Debt instrument, interest rate	3.875%
Fair Value | Fair Value, Inputs, Level 1
Assets
Cash and cash equivalents	$ 108.0	34.9
Restricted cash	2.5	3.3
Trade receivables	43.0	28.5
Other current assets (excluding deferred costs)	25.4	16.0
Due from related parties	65.6	48.6
Non-current restricted cash	8.0	7.8
Liabilities
Trade payables	47.7	34.7
Accrued expenses	80.8	45.6
Short-term accrued interest and other items	77.7	15.3
Other current liabilities	36.2	18.4
Short-term debt	100.8	0.0
Long-term debt	1,177.7	1,555.3
Fair Value | Fair Value, Inputs, Level 2
Liabilities
Short-term debt	330.8	0.0
Long-term debt	0.0	173.3
Carrying Value
Assets
Cash and cash equivalents	108.0	34.9
Restricted cash	2.5	3.3
Trade receivables	43.0	28.5
Other current assets (excluding deferred costs)	25.4	16.0
Due from related parties	65.6	48.6
Non-current restricted cash	8.0	7.8
Liabilities
Trade payables	47.7	34.7
Accrued expenses	80.8	45.6
Short-term accrued interest and other items	77.7	15.3
Other current liabilities	36.2	18.4
Carrying Value | Fair Value, Inputs, Level 1
Liabilities
Short-term debt	100.8	0.0
Long-term debt	1,177.7	1,555.3
Carrying Value | Fair Value, Inputs, Level 2
Liabilities
Short-term debt	350.0	0.0
Long-term debt	$ 0.0	$ 350.0